Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,184,359.81

Principal:
Principal Collections	$18,346,324.04
Prepayments in Full	$10,787,190.04
Liquidation Proceeds	$210,136.29
Recoveries	$45,646.58
Sub Total	$29,389,296.95
Collections	$30,573,656.76

Purchase Amounts:
Purchase Amounts Related to Principal	$43,532.30
Purchase Amounts Related to Interest	$0.57
Sub Total	$43,532.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,617,189.63

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,617,189.63
Servicing Fee	$558,514.95	$558,514.95	$0.00	$0.00	$30,058,674.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,058,674.68
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,058,674.68
Interest - Class A-3 Notes	$133,472.11	$133,472.11	$0.00	$0.00	$29,925,202.57
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$29,867,831.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,867,831.82
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$29,841,847.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,841,847.40
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$29,819,036.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,819,036.73
Regular Principal Payment	$27,096,353.64	$27,096,353.64	$0.00	$0.00	$2,722,683.09
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,722,683.09
Residual Released to Depositor	$0.00	$2,722,683.09	$0.00	$0.00	$0.00

Total		$30,617,189.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,096,353.64
Total					$27,096,353.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,096,353.64	$63.94	$133,472.11	$0.31	$27,229,825.75	$64.25
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$27,096,353.64	$20.59	$239,637.95	$0.18	$27,335,991.59	$20.77

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$390,650,089.94	0.9218229	$363,553,736.30	0.8578832
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$591,430,089.94	0.4494833	$564,333,736.30	0.4288902

Pool Information
Weighted Average APR	2.006%	1.991%
Weighted Average Remaining Term	43.05	42.21
Number of Receivables Outstanding	27,828	27,183
Pool Balance	$670,217,945.37	$640,631,159.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$617,930,940.53	$590,649,866.56
Pool Factor	0.4688221	0.4481260

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$49,981,292.60
Targeted Overcollateralization Amount	$76,297,422.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,297,422.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$199,603.54
(Recoveries)		32	$45,646.58
Net Loss for Current Collection Period			$153,956.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2757%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0594%
Second Prior Collection Period			0.4027%
Prior Collection Period			0.1673%
Current Collection Period			0.2819%
Four Month Average (Current and Prior Three Collection Periods)			0.2278%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1040	$3,004,933.97
(Cumulative Recoveries)			$471,053.68
Cumulative Net Loss for All Collection Periods			$2,533,880.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1772%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,889.36
Average Net Loss for Receivables that have experienced a Realized Loss			$2,436.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.03%	234	$6,587,299.59
61-90 Days Delinquent	0.14%	32	$903,653.88
91-120 Days Delinquent	0.02%	5	$130,850.59
Over 120 Days Delinquent	0.01%	3	$89,565.36
Total Delinquent Receivables	1.20%	274	$7,711,369.42

Repossession Inventory:
Repossessed in the Current Collection Period		8	$267,047.96
Total Repossessed Inventory		12	$399,962.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1127%
Prior Collection Period			0.1078%
Current Collection Period			0.1472%
Three Month Average			0.1225%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1755%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	22

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	106	$2,829,533.83
2 Months Extended	139	$4,380,086.88
3+ Months Extended	10	$306,810.03

Total Receivables Extended	255	$7,516,430.74

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer